Shareholders' and Members' Equity - Schedule of Earnings per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Numerator:
Basic net income attributable to Brigham Minerals, Inc. shareholders	$ 3,146	$ 891	$ 1,824	$ 891	$ 1,839
Less: net income attributable to Brigham Minerals, Inc. shareholders pre-IPO	0	0	(848)	0
Basic net income attributable to Brigham Minerals, Inc. shareholders post-IPO	$ 3,146	$ 0	$ 976	$ 0
Denominator:
Diluted weighted average shares outstanding (in shares)	21,838	0	13,299	0
Diluted EPS attributable to Brigham Minerals, Inc. stockholders (in dollars per share)	$ 0.14	$ 0.00	$ 0.07	$ 0.00
Numerator:
Basic net income attributable to Brigham Minerals, Inc. shareholders post-IPO	$ 3,146	$ 0	$ 976	$ 0
Effect of time-based restricted stock awards	0	0	0	0
Diluted net income attributable to Brigham Minerals, Inc. shareholders	$ 3,146	$ 0	$ 976	$ 0
Denominator:
Basic weighted average shares outstanding (in shares)	21,838	0	13,299	0
Effect of dilutive securities:
Time-based restricted stock awards	88	0	47	0
Diluted weighted average shares outstanding	21,926	0	13,346	0
Diluted EPS attributable to Brigham Minerals, Inc. shareholders	$ 0.14	$ 0.00	$ 0.07	$ 0.00